Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD SPECIALIZED FUNDS
Prospectus Date	rr_ProspectusDate	May 25, 2016
Investor Shares for Participants | Vanguard Precious Metals and Mining Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its assets in the stocks of foreign and U.S. companies principally engaged in the exploration, mining, development, fabrication, processing, marketing, or distribution of (or other activities related to) metals or minerals. The majority of these companies will be principally engaged in activities related to gold, silver, platinum, diamonds, or other precious and rare metals or minerals. The remaining companies will be principally engaged in activities related to nickel, copper, zinc, or other base and common metals or minerals. Up to 100% of the Fund’s assets may be invested in foreign securities. The Fund may also invest up to 20% of its assets directly in gold, silver, or other precious metal bullion and coins.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its assets in the stocks of foreign and U.S. companies principally engaged in the exploration, mining, development, fabrication, processing, marketing, or distribution of (or other activities related to) metals or minerals. The majority of these companies will be principally engaged in activities related to gold, silver, platinum, diamonds, or other precious and rare metals or minerals. The remaining companies will be principally engaged in activities related to nickel, copper, zinc, or other base and common metals or minerals.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund could lose money over short or even long periods. You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund is subject to the following risks, which could affect the Fund’s performance:

• Nondiversification risk, which is the chance that the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with other mutual funds. Because the Fund tends to invest a high percentage of assets in its ten largest holdings, nondiversification risk is very high for the Fund.

• Industry concentration risk, which is the chance that there will be particular problems affecting an entire industry. Any fund that concentrates in a particular industry will generally be more volatile than a fund that invests more broadly. Because the Fund normally invests at least 80% of its assets in the metals or minerals industries, the Fund’s performance largely depends—for better or for worse—on the overall condition of those industries. The metals or minerals industries could be affected by sharp price volatility caused by global economic, financial, and political factors. Resource availability, government regulation, and economic cycles could also adversely affect those industries.

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund’s investments in foreign stocks can be riskier than U.S. stock investments. Foreign stocks tend to be more volatile and less liquid than U.S. stocks. The prices of foreign stocks and the prices of U.S. stocks may move in opposite directions.

• Investment style risk, which is the chance that returns from small- and mid-capitalization stocks will trail returns from global stock markets. Historically, small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the global markets, and they often perform quite differently. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

• Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

• Country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions.
• Currency risk, which is the chance that the value of a foreign investment, measured in

• dollars, will decrease because of unfavorable changes in currency exchange rates.
		An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund could lose money over short or even long periods.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	• Nondiversification risk, which is the chance that the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks or even a single stock. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with other mutual funds. Because the Fund tends to invest a high percentage of assets in its ten largest holdings, nondiversification risk is very high for the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of relevant market indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of relevant market indexes, which have investment characteristics similar to those of the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Fund’s past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns — Vanguard Precious Metals and Mining Fund Investor Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a calendar quarter was 26.21% (quarter ended June 30, 2009), and the lowest return for a quarter was –42.56% (quarter ended September 30, 2008).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2015
Investor Shares for Participants | Vanguard Precious Metals and Mining Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.32%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%
1 Year	rr_ExpenseExampleYear01	$ 36
3 Years	rr_ExpenseExampleYear03	113
5 Years	rr_ExpenseExampleYear05	197
10 Years	rr_ExpenseExampleYear10	443
1 Year	rr_ExpenseExampleNoRedemptionYear01	36
3 Years	rr_ExpenseExampleNoRedemptionYear03	113
5 Years	rr_ExpenseExampleNoRedemptionYear05	197
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 443
2006	rr_AnnualReturn2006	34.30%	[1]
2007	rr_AnnualReturn2007	36.13%	[1]
2008	rr_AnnualReturn2008	(56.02%)	[1]
2009	rr_AnnualReturn2009	76.46%	[1]
2010	rr_AnnualReturn2010	37.45%	[1]
2011	rr_AnnualReturn2011	(21.70%)	[1]
2012	rr_AnnualReturn2012	(12.98%)	[1]
2013	rr_AnnualReturn2013	(35.13%)	[1]
2014	rr_AnnualReturn2014	(11.41%)	[1]
2015	rr_AnnualReturn2015	(29.42%)	[1]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	31.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(42.56%)
1 Year	rr_AverageAnnualReturnYear01	(29.42%)
5 Years	rr_AverageAnnualReturnYear05	(22.68%)
10 Years	rr_AverageAnnualReturnYear10	(5.99%)
Investor Shares for Participants | Vanguard Precious Metals and Mining Fund | Standard & Poor’s 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%	[2]
5 Years	rr_AverageAnnualReturnYear05	12.57%	[2]
10 Years	rr_AverageAnnualReturnYear10	7.31%	[2]
Investor Shares for Participants | Vanguard Precious Metals and Mining Fund | S&P Global Custom Metals and Mining Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(34.23%)	[2]
5 Years	rr_AverageAnnualReturnYear05	(21.78%)	[2]
10 Years	rr_AverageAnnualReturnYear10	(3.27%)	[2]

[1]	The year-to-date return as of the most recent calendar quarter, which ended on March 31, 2016, was 31.57%.
[2]	Comparative Indexes (reflect no deduction for fees or expenses)